Income tax expense - Taxation on the Group's profit/(loss) before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of tax rates
Profit/(loss) before income tax	¥ (681,314)	¥ (259,492)	¥ 152,364
Calculated at a taxation rate of 25%	(170,329)	(64,873)	38,091
Expenses not tax deductible	42,450	42,824	25,920
Income not subject to tax		(1,165)	(50,693)
Utilisation of previously unrecognised tax losses		(428)
Recognition of previously unrecognised temporary difference		(520)	384
Tax losses not recognized	117,454	13,034	2,369
Difference in overseas tax rates	(304)	351	(124)
Over-provision in respect of prior years	(1,069)	(1,810)	(1,727)
Effect of preferential tax rates			(184)
Income tax expense/(credit)	¥ (11,798)	¥ (12,587)	¥ 14,036
Applicable tax rate	25.00%	25.00%	25.00%